FINANCIAL INSTRUMENTS - Disclosure of amounts receivable (Details) - CAD ($)	Jul. 31, 2026	Jul. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
GST/QST due from the Canadian governments	$ 159,005	$ 119,744
Accrued interest on short-term GIC	28,300	0
Due from related party	48,961	0
Total amounts receivable	$ 236,266	$ 119,744